Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of cash flows - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (20,091,683)	$ (2,107,118)	$ (3,586,857)
Net cash provided by financing activities	7,395,038	14,799,107	200,000
Effect of exchange rate changes on cash	(162,861)	101,905	97,179
Net (decrease) increase in cash and cash equivalents	(12,859,506)	12,793,894	(3,289,678)
Cash and cash equivalents, at the beginning of the year	12,975,407	181,513	3,471,191
Cash, cash equivalents at the end of the year	$ 115,901	$ 12,975,407	$ 181,513